Consolidated Schedule of Investments
March 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–2.10%
U.S. Treasury Floating Rate Notes–2.10%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.18%) (Cost $8,950,000)(a)	3.84%	07/31/2026	$8,950	$8,954,459
			Shares
Money Market Funds–86.80%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(b)(c)			103,669,139	103,669,139
Invesco Government Money Market Fund, Cash Reserve Shares, 3.50%(b)(c)			58,131,044	58,131,044
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 3.56%(b)(c)			54,998,477	54,998,477
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio (Ireland), Agency Class, 3.84%(b)(c)			31,647,608	31,647,608
Invesco Treasury Obligations Portfolio, Institutional Class, 3.55%(b)(c)			61,730,465	61,730,465
Invesco Treasury Portfolio, Institutional Class, 3.56%(b)(c)			51,022,290	51,022,290
Invesco V.I. Government Money Market Fund, Series I, 3.39%(b)(c)			9,240,310	9,240,310
Total Money Market Funds (Cost $370,439,333)				370,439,333
Options Purchased–0.89%
(Cost $4,234,021)(d)				3,819,435
TOTAL INVESTMENTS IN SECURITIES–89.79% (Cost $383,623,354)				383,213,227
OTHER ASSETS LESS LIABILITIES–10.21%				43,575,735
NET ASSETS–100.00%				$426,788,962
Notes to Consolidated Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2026.
(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2026.

	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value March 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$93,958,187	$71,678,614	$(61,967,662)	$-	$-	$103,669,139	$876,676
Invesco Government Money Market Fund, Cash Reserve Shares	68,795,682	16,813,997	(27,478,635)	-	-	58,131,044	514,109
Invesco Premier U.S. Government Money Portfolio, Institutional Class	65,514,454	5,641,831	(16,157,808)	-	-	54,998,477	471,448
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Agency Class	34,195,706	75,354,869	(77,902,967)	-	-	31,647,608	287,921
Invesco Treasury Obligations Portfolio, Institutional Class	51,505,418	15,829,713	(5,604,666)	-	-	61,730,465	557,063
Invesco Treasury Portfolio, Institutional Class	25,834,488	87,774,489	(62,586,687)	-	-	51,022,290	388,578
Invesco V.I. Government Money Market Fund, Series I	9,240,310	-	-	-	-	9,240,310	76,374
Total	$349,044,245	$273,093,513	$(251,698,425)	$-	$-	$370,439,333	$3,172,169

(c)	The rate shown is the 7-day SEC standardized yield as of March 31, 2026.
(d)	The table below details options purchased.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
EURO STOXX 50 Index	Put	04/17/2026	26	EUR	5,100.00	EUR	1,326,000	$8,475
EURO STOXX 50 Index	Put	05/15/2026	26	EUR	5,000.00	EUR	1,300,000	20,105
EURO STOXX 50 Index	Put	06/19/2026	26	EUR	5,200.00	EUR	1,352,000	45,709
EURO STOXX 50 Index	Put	07/17/2026	26	EUR	5,100.00	EUR	1,326,000	46,250
EURO STOXX 50 Index	Put	08/21/2026	26	EUR	5,000.00	EUR	1,300,000	47,272
EURO STOXX 50 Index	Put	09/18/2026	26	EUR	5,200.00	EUR	1,352,000	67,527
EURO STOXX 50 Index	Put	10/16/2026	26	EUR	5,500.00	EUR	1,430,000	104,371
EURO STOXX 50 Index	Put	11/20/2026	26	EUR	5,500.00	EUR	1,430,000	110,502
EURO STOXX 50 Index	Put	12/18/2026	27	EUR	5,500.00	EUR	1,485,000	119,620
EURO STOXX 50 Index	Put	01/15/2027	27	EUR	5,700.00	EUR	1,539,000	151,078
EURO STOXX 50 Index	Put	02/19/2027	27	EUR	5,800.00	EUR	1,566,000	171,425
EURO STOXX 50 Index	Put	03/19/2027	27	EUR	5,800.00	EUR	1,566,000	173,579
FTSE 100 Index	Put	04/17/2026	17	GBP	8,500.00	GBP	1,445,000	1,575
FTSE 100 Index	Put	05/15/2026	17	GBP	8,350.00	GBP	1,419,500	5,850
FTSE 100 Index	Put	06/19/2026	17	GBP	8,700.00	GBP	1,479,000	15,638
FTSE 100 Index	Put	07/17/2026	17	GBP	8,700.00	GBP	1,479,000	18,001
FTSE 100 Index	Put	08/21/2026	18	GBP	8,950.00	GBP	1,611,000	27,398
FTSE 100 Index	Put	09/18/2026	18	GBP	9,000.00	GBP	1,620,000	39,192
FTSE 100 Index	Put	10/16/2026	18	GBP	9,375.00	GBP	1,687,500	55,273
FTSE 100 Index	Put	11/20/2026	18	GBP	9,625.00	GBP	1,732,500	73,142
FTSE 100 Index	Put	12/18/2026	18	GBP	9,600.00	GBP	1,728,000	81,004
FTSE 100 Index	Put	01/15/2027	18	GBP	9,850.00	GBP	1,773,000	95,537
FTSE 100 Index	Put	02/19/2027	18	GBP	10,175.00	GBP	1,831,500	132,228
FTSE 100 Index	Put	03/19/2027	18	GBP	10,600.00	GBP	1,908,000	187,978
MSCI Emerging Markets Index	Put	04/17/2026	10	USD	1,100.00	USD	1,100,000	1,125
MSCI Emerging Markets Index	Put	05/15/2026	10	USD	1,100.00	USD	1,100,000	4,650
MSCI Emerging Markets Index	Put	06/18/2026	10	USD	1,140.00	USD	1,140,000	11,000
MSCI Emerging Markets Index	Put	07/17/2026	11	USD	1,220.00	USD	1,342,000	26,400
MSCI Emerging Markets Index	Put	08/21/2026	11	USD	1,210.00	USD	1,331,000	33,000
MSCI Emerging Markets Index	Put	09/18/2026	11	USD	1,250.00	USD	1,375,000	46,200
MSCI Emerging Markets Index	Put	10/16/2026	11	USD	1,350.00	USD	1,485,000	81,400
MSCI Emerging Markets Index	Put	11/20/2026	11	USD	1,375.00	USD	1,512,500	99,000
MSCI Emerging Markets Index	Put	12/18/2026	11	USD	1,360.00	USD	1,496,000	99,605
MSCI Emerging Markets Index	Put	01/15/2027	11	USD	1,440.00	USD	1,584,000	138,600
MSCI Emerging Markets Index	Put	02/19/2027	11	USD	1,500.00	USD	1,650,000	174,900
MSCI Emerging Markets Index	Put	03/19/2027	11	USD	1,560.00	USD	1,716,000	214,500
Nikkei 225 Index	Put	06/12/2026	4	JPY	35,000.00	JPY	140,000,000	9,073
Nikkei 225 Index	Put	06/12/2026	5	JPY	34,250.00	JPY	171,250,000	10,082
Nikkei 225 Index	Put	06/12/2026	4	JPY	36,000.00	JPY	144,000,000	10,082
Nikkei 225 Index	Put	09/11/2026	5	JPY	38,500.00	JPY	192,500,000	32,608
Nikkei 225 Index	Put	09/11/2026	5	JPY	39,250.00	JPY	196,250,000	35,601
Nikkei 225 Index	Put	09/11/2026	5	JPY	40,750.00	JPY	203,750,000	42,059
Nikkei 225 Index	Put	12/11/2026	5	JPY	43,000.00	JPY	215,000,000	73,407
Nikkei 225 Index	Put	12/11/2026	5	JPY	47,500.00	JPY	237,500,000	113,575
Nikkei 225 Index	Put	12/11/2026	5	JPY	50,500.00	JPY	252,500,000	150,279
Nikkei 225 Index	Put	03/12/2027	5	JPY	50,250.00	JPY	251,250,000	166,346
Nikkei 225 Index	Put	03/12/2027	5	JPY	51,250.00	JPY	256,250,000	180,524
Nikkei 225 Index	Put	03/12/2027	5	JPY	56,250.00	JPY	281,250,000	266,690
Total Index Options Purchased								$3,819,435

(a) Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Gasoline Reformulated Blendstock Oxygenate Blending	109	April-2026	$14,667,454	$1,053,881	$1,053,881
Gold 100 Oz.	47	June-2026	21,989,420	80,081	80,081
Low Sulphur Gas Oil	38	May-2026	4,709,150	1,419,402	1,419,402
Silver	24	May-2026	8,990,280	(419,244)	(419,244)
Subtotal				2,134,120	2,134,120
Equity Risk
E-Mini Russell 2000 Index	236	June-2026	29,643,960	180,536	180,536
E-Mini S&P 500 Index	22	June-2026	7,227,825	(127,474)	(127,474)
EURO STOXX 50 Index	114	June-2026	7,240,593	(275,167)	(275,167)
FTSE 100 Index	32	June-2026	4,319,808	(76,536)	(76,536)
MSCI Emerging Markets Index	426	June-2026	30,982,980	(902,594)	(902,594)
Nikkei 225 Index	38	June-2026	12,249,646	(668,807)	(668,807)
Subtotal				(1,870,042)	(1,870,042)
Interest Rate Risk
Australia 10 Year Bonds	1,112	June-2026	82,671,351	(81,280)	(81,280)
Canada 10 Year Bond	1,173	June-2026	101,194,544	(1,735,823)	(1,735,823)
Euro-Bund	584	June-2026	84,640,323	(1,722,987)	(1,722,987)
Japan 10 Year Bonds	115	June-2026	94,424,561	(1,171,144)	(1,171,144)
Long Gilt	586	June-2026	68,092,546	(3,860,592)	(3,860,592)
U.S. Treasury Long Bonds	544	June-2026	61,948,000	(1,739,289)	(1,739,289)
Subtotal				(10,311,115)	(10,311,115)
Total Futures Contracts				$(10,047,037)	$(10,047,037)

Open Over-The-Counter Total Return Swap Agreements(a)
Counterparty	Pay/ Receive	Reference Entity(b)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Barclays Bank PLC	Receive	Barclays Brent Crude Roll Yield Index	0.17%	Monthly	11,400	October—2026	USD	8,962,070	$—	$509,558	$509,558
Barclays Bank PLC	Receive	Barclays Soybean Meal S2 Nearby Excess Return Index	0.19	Monthly	2,330	January—2027	USD	2,055,953	—	27,659	27,659
Barclays Bank PLC	Receive	Barclays Soybean Oil Seasonal Index	0.19	Monthly	34,200	November—2026	USD	4,426,373	—	365,971	365,971
Barclays Bank PLC	Receive	Barclays Soybeans Seasonal Excess Return Index	0.19	Monthly	8,700	February—2027	USD	2,872,128	—	45,511	45,511
Barclays Bank PLC	Receive	Barclays Wheat Seasonal Index	0.17	Monthly	169,000	May—2026	USD	2,159,888	—	66,637	66,637
BNP Paribas S.A.	Receive	BNP Paribas Commodity Daily Dynamic Curve CL Index	0.25	Monthly	9,250	October—2026	USD	5,853,840	—	492,262	492,262
BNP Paribas S.A.	Receive	BNP Paribas Commodity Daily Dynamic Curve CO Index	0.25	Monthly	12,800	October—2026	USD	9,143,935	—	532,001	532,001
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Seasonally Enhanced Bean Oil Commodity Index	0.26	Monthly	41,000	February—2027	USD	6,373,499	—	189,613	189,613
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)—(continued)
Counterparty	Pay/ Receive	Reference Entity(b)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Seasonally Enhanced Cotton Commodity Excess Return Index	0.28%	Monthly	24,300	February—2027	USD	2,843,899	$—	$186,279	$186,279
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Seasonally Enhanced Live Cattle Commodity Index	0.15	Monthly	22,800	December—2026	USD	2,843,249	—	128,964	128,964
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Soybean Meal 1 Excess Return Commodity Index	0.14	Monthly	19,200	February—2027	USD	3,320,886	—	10,529	10,529
Canadian Imperial Bank of Commerce	Receive	CIBZ Enhanced Sugar 2 Excess Return Index	0.21	Monthly	52,000	December—2026	USD	5,399,945	—	410,831	410,831
Citibank, N.A.	Receive	Citi Commodities Benchmark (Regular Roll) Mono Index Coffee	0.12	Monthly	309,000	November—2026	USD	4,702,053	—	57,474	57,474
Goldman Sachs International	Receive	Enhanced Strategy AB44 on the S&P GSCI Corn Excess Return Index	0.18	Monthly	29,000	June—2026	USD	710,903	—	4,199	4,199
Goldman Sachs International	Receive	Enhanced Strategy BNZ0Y on the S&P GSCI Soybean Oil Excess Return Index	0.25	Monthly	27,900	February—2027	USD	4,563,190	—	200,618	200,618
Goldman Sachs International	Receive	Goldman Sachs Heating Oil F0 Standard Roll Excess Return Index	0.14	Monthly	32,850	October—2026	USD	11,140,158	—	1,491,737	1,491,737
Goldman Sachs International	Receive	S&P GSCI Wheat Excess Return A48 Strategy	0.20	Monthly	41,000	February—2027	USD	369,708	—	28,267	28,267
J.P. Morgan Chase Bank, N.A.	Receive	J.P. Morgan Contag Beta Gas Oil Excess Return Index	0.25	Monthly	13,600	January—2027	USD	10,301,063	—	949,360	949,360
J.P. Morgan Chase Bank, N.A.	Receive	J.P. Morgan Front Month Heating Oil Excess Return Index	0.11	Monthly	20,450	October—2026	USD	11,595,483	—	668,443	668,443
Macquarie Bank Ltd.	Receive	Macquarie Aluminum Dynamic Selection Index	0.30	Monthly	87,500	October—2026	USD	5,553,572	—	247,914	247,914
Merrill Lynch International	Receive	MLCISCE Excess Return Index	0.12	Monthly	48,500	May—2026	USD	2,035,623	—	0	0
Merrill Lynch International	Receive	MLCX Aluminum Annual Excess Return Index	0.28	Monthly	48,500	November—2026	USD	7,104,110	—	24	24
Merrill Lynch International	Receive	MLCX Natural Gas Annual Excess Return Index	0.25	Monthly	46,000	October—2026	USD	2,642,866	—	0	0
Merrill Lynch International	Receive	MLCX6CTE Excess Return Index	0.18	Monthly	34,000	January—2027	USD	2,589,545	—	0	0
Royal Bank of Canada	Receive	RBC Commodity CT01 Excess Return Custom Index	0.28	Monthly	9,100	January—2027	USD	984,228	—	0	0
Royal Bank of Canada	Receive	RBC Commodity KCEO Excess Return Custom Index	0.16	Monthly	20,500	March—2027	USD	806,652	—	0	0
Royal Bank of Canada	Receive	RBC Commodity SB01 Excess Return Custom Index	0.18	Monthly	29,400	November—2026	USD	4,077,980	—	0	0
Royal Bank of Canada	Receive	RBC Commodity SO01 Excess Return Custom Index	0.18	Monthly	26,500	February—2027	USD	3,085,119	—	0	0
Subtotal									—	6,613,851	6,613,851
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)—(continued)
Counterparty	Pay/ Receive	Reference Entity(b)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
Barclays Bank PLC	Receive	Barclays IVPR Index	0.30%	Monthly	2,500	February—2027	USD	2,493,275	$—	$76,025	$76,025
BNP Paribas S.A.	Receive	BNP Paribas AIR VAR Intraday US Calendar Excess Return Index	0.00	Monthly	82,000	October—2026	USD	17,717,863	—	255,362	255,362
BNP Paribas S.A.	Receive	BNP Paribas US Hedge -40D 1Y Index	0.15	Monthly	5,000	February—2027	USD	4,973,031	—	72,321	72,321
Citibank, N.A.	Receive	Citi EQ U.S. Volatility Carry (G) Series 5 Index	0.00	Monthly	78,000	September—2026	USD	12,345,840	—	94,002	94,002
Goldman Sachs International	Receive	Volatility Carry US Series VSB1 Excess Return Strategy	0.00	Monthly	135,000	January—2027	USD	13,626,900	—	167,400	167,400
J.P. Morgan Chase Bank, N.A.	Receive	J.P. Morgan Bespoke Rolling Put (JPRPIVUB) Index	0.15	Monthly	4,800	February—2027	USD	4,540,176	—	64,992	64,992
J.P. Morgan Chase Bank, N.A.	Receive	J.P. Morgan Bespoke Rolling Put (JPRPIVUB) Index	0.15	Monthly	500	February—2027	USD	470,521	—	9,184	9,184
Macquarie Bank Ltd.	Receive	Macquarie Volatility Product VMAQWSL5	0.15	Monthly	108,000	October—2026	USD	13,115,315	—	2,344	2,344
Morgan Stanley and Co. International PLC	Receive	Morgan Stanley Volatility Relative Value SPX S2 Index	0.00	Monthly	111,500	January—2027	USD	15,587,700	—	111,509	111,509
Royal Bank of Canada	Receive	RBICPOS1	0.20	Monthly	4,900	February—2027	USD	5,056,310	—	94,152	94,152
UBS AG	Receive	UBCSLPDR	0.15	Monthly	5,000	February—2027	USD	5,053,400	—	73,391	73,391
Subtotal									—	1,020,682	1,020,682
Subtotal — Appreciation									—	7,634,533	7,634,533
Commodity Risk
BNP Paribas S.A.	Receive	BNP Paribas Commodity Daily Dynamic Curve LP Index	0.30	Monthly	750	January—2027	USD	1,006,983	—	(48,143)	(48,143)
Canadian Imperial Bank of Commerce	Receive	CIBC Seasonally Enhanced Lean Hog Commodity Index	0.20	Monthly	11,700	January—2027	USD	653,397	—	(7,339)	(7,339)
Citibank, N.A.	Receive	Citi Commodities Curve Beta Enhanced Distributed Mono Index - WTI Crude Oil (Excess Return)	0.14	Monthly	3,140	October—2026	USD	3,470,425	—	(164,699)	(164,699)
Citibank, N.A.	Receive	Citi Commodities Curve Beta Enhanced Extended Copper (Daily Rebalancing) Excess Return Index	0.30	Monthly	8,680	May—2026	USD	12,419,943	—	(458,339)	(458,339)
Goldman Sachs International	Receive	Enhanced Strategy AB42 on the S&P GSCI Soybeans Excess Return	0.14	Monthly	13,000	November—2026	USD	5,444,830	—	(103,580)	(103,580)
Macquarie Bank Ltd.	Receive	Macquarie Single Commodity Soymeal type A Excess Return	0.17	Monthly	16,350	February—2027	USD	5,066,589	—	(53,867)	(53,867)
Morgan Stanley and Co. International PLC	Receive	S&P GSCI Aluminum Dynamic Index Excess Return	0.30	Monthly	49,000	April—2026	USD	5,528,464	—	(90,096)	(90,096)
Subtotal — Depreciation									—	(926,063)	(926,063)
Total — Total Return Swap Agreements									$—	$6,708,470	$6,708,470

(a) The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(b) The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
Citibank, N.A.	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.445%	Monthly	550	June—2026	GBP	3,767,148	$—	$114,464	$114,464
Citibank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.450%	Monthly	330	June—2026	GBP	3,204,112	—	123,786	123,786
Citibank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.440%	Monthly	358	June—2026	GBP	3,834,355	—	147,351	147,351
Citibank, N.A.	Receive	MSCI EMU Quality Index	ESTRON - 0.270%	Monthly	370	June—2026	EUR	1,677,321	—	945	945
Citibank, N.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.240%	Monthly	49,000	June—2026	JPY	223,657,560	—	2,519	2,519
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Low Volatility Total Return Index	SOFR + 0.560%	Monthly	1,490	June—2026	USD	12,632,473	—	43,344	43,344
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.45%	Monthly	185	June—2026	GBP	2,010,643	—	37,493	37,493
Merrill Lynch International	Receive	MSCI EMU Minimum Volatility Index	ESTRON - 0.710%	Monthly	2,070	June—2026	EUR	8,335,062	—	184,327	184,327
Subtotal — Appreciation									—	654,229	654,229
Equity Risk
BNP Paribas S.A.	Receive	MSCI EMU Minimum Volatility Index	ESTRON - 0.020%	Monthly	180	April—2026	EUR	751,340	—	(14,662)	(14,662)
BNP Paribas S.A.	Receive	MSCI EMU Momentum Index	ESTRON - 0.200%	Monthly	130	April—2026	EUR	1,209,434	—	(47,390)	(47,390)
BNP Paribas S.A.	Receive	MSCI EMU Quality Index	ESTRON + 0.160%	Monthly	210	April—2026	EUR	1,006,102	—	(62,005)	(62,005)
BNP Paribas S.A.	Receive	MSCI EMU Quality Index	ESTRON + 0.269%	Monthly	1,350	April—2026	EUR	6,395,787	—	(315,372)	(315,372)
BNP Paribas S.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.170%	Monthly	50,627	April—2026	JPY	235,850,435	—	(27,431)	(27,431)
Citibank, N.A.	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.490%	Monthly	35	May—2026	GBP	252,321	—	(9,385)	(9,385)
Citibank, N.A.	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.600%	Monthly	1,000	May—2026	GBP	7,162,000	—	(205,695)	(205,695)
Citibank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.490%	Monthly	35	May—2026	GBP	355,291	—	(7,336)	(7,336)
Citibank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.570%	Monthly	760	May—2026	GBP	7,597,439	—	(3,822)	(3,822)
Citibank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.490%	Monthly	50	April—2026	GBP	557,877	—	(9,005)	(9,005)
Citibank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.545%	Monthly	165	April—2026	GBP	1,823,201	—	(6,168)	(6,168)
Citibank, N.A.	Receive	MSCI EMU Momentum Index	ESTRON + 0.139%	Monthly	710	April—2026	EUR	6,558,937	—	(205,153)	(205,153)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)—(continued)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Citibank, N.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.100%	Monthly	199,178	May—2026	JPY	927,888,639	$—	$(107,919)	$(107,919)
Citibank, N.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.100%	Monthly	202,195	May—2026	JPY	941,943,605	—	(109,554)	(109,554)
Citibank, N.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.200%	Monthly	33,000	June—2026	JPY	153,541,410	—	(16,670)	(16,670)
Citibank, N.A.	Receive	MSCI Japan Quality Index	TONAR - 0.080%	Monthly	76,000	June—2026	JPY	372,086,120	—	(24,859)	(24,859)
Citibank, N.A.	Receive	MSCI Japan Quality Index	TONAR + 0.000%	Monthly	273,989	May—2026	JPY	1,383,551,293	—	(355,121)	(355,121)
Citibank, N.A.	Receive	MSCI Japan Quality Index	TONAR + 0.000%	Monthly	148,011	May—2026	JPY	747,405,226	—	(191,839)	(191,839)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Large Cap Broad Price Momentum Total Return Index	SOFR + 0.560%	Monthly	990	June—2026	USD	12,840,775	—	(256,558)	(256,558)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Large Cap Broad Quality Total Return Index	SOFR + 0.590%	Monthly	770	June—2026	USD	12,631,742	—	(42,452)	(42,452)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.520%	Monthly	267	April—2026	GBP	2,950,270	—	(9,981)	(9,981)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI EMU Momentum Index	ESTRON - 0.470%	Monthly	150	June—2026	EUR	1,354,580	—	(7,382)	(7,382)
Subtotal — Depreciation									—	(2,035,759)	(2,035,759)
Total — Total Return Swap Agreements									$—	$(1,381,530)	$(1,381,530)

(a) The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

Reference Entity Components
Reference Entity	Underlying Components	Percentage
Barclays Brent Crude Roll Yield Index
	Long Futures Contracts
	Brent Crude	100.00%
Barclays Soybean Meal S2 Nearby Excess Return Index
	Long Futures Contracts
	Soybean Meal	100.00%
Barclays Soybean Oil Seasonal Index
	Long Futures Contracts
	Soybean Oil	100.00%
Barclays Soybeans Seasonal Excess Return Index
	Long Futures Contracts
	Soybean	100.00%
Barclays Wheat Seasonal Index
	Long Futures Contracts
	Wheat	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
BNP Paribas Commodity Daily Dynamic Curve CL Index
	Long Futures Contracts
	Crude Oil	100.00%
BNP Paribas Commodity Daily Dynamic Curve CO Index
	Long Futures Contracts
	Brent Crude	100.00%
Canadian Imperial Bank of Commerce Seasonally Enhanced Bean Oil Commodity Index
	Long Futures Contracts
	Soybean Oil	100.00%
Canadian Imperial Bank of Commerce Seasonally Enhanced Cotton Commodity Excess Return Index
	Long Futures Contracts
	Cotton	100.00%
Canadian Imperial Bank of Commerce Seasonally Enhanced Live Cattle Commodity Index
	Long Futures Contracts
	Live Cattle	100.00%
Canadian Imperial Bank of Commerce Soybean Meal 1 Excess Return Commodity Index
	Long Futures Contracts
	Soybean Meal	100.00%
CIBZ Enhanced Sugar 2 Excess Return Index
	Long Futures Contracts
	Sugar	100.00%
Citi Commodities Benchmark (Regular Roll) Mono Index Coffee
	Long Futures Contracts
	Coffee	100.00%
Enhanced Strategy AB44 on the S&P GSCI Corn Excess Return Index
	Long Futures Contracts
	Corn	100.00%
Enhanced Strategy BNZ0Y on the S&P GSCI Soybean Oil Excess Return Index
	Long Futures Contracts
	Soybean Oil	100.00%
Goldman Sachs Heating Oil F0 Standard Roll Excess Return Index
	Long Futures Contracts
	Heating Oil	100.00%
S&P GSCI Wheat Excess Return A48 Strategy
	Long Futures Contracts
	Wheat	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
J.P. Morgan Contag Beta Gas Oil Excess Return Index
	Long Futures Contracts
	Gas Oil	100.00%
J.P. Morgan Front Month Heating Oil Excess Return Index
	Long Futures Contracts
	Heating Oil	100.00%
Macquarie Aluminum Dynamic Selection Index
	Long Futures Contracts
	Aluminum	100.00%
MLCISCE Excess Return Index
	Long Futures Contracts
	Corn	100.00%
MLCX Aluminum Annual Excess Return Index
	Long Futures Contracts
	Aluminum	100.00%
MLCX Natural Gas Annual Excess Return Index
	Long Futures Contracts
	Natural Gas	100.00%
MLCX6CTE Excess Return Index
	Long Futures Contracts
	Cotton	100.00%
RBC Commodity CT01 Excess Return Custom Index
	Long Futures Contracts
	Cotton	100.00%
RBC Commodity KCEO Excess Return Custom Index
	Long Futures Contracts
	Coffee	100.00%
RBC Commodity SB01 Excess Return Custom Index
	Long Futures Contracts
	Sugar	100.00%
RBC Commodity SO01 Excess Return Custom Index
	Long Futures Contracts
	Soybean	100.00%
BNP Paribas Commodity Daily Dynamic Curve LP Index
	Long Futures Contracts
	Copper	100.00%
CIBC Seasonally Enhanced Lean Hog Commodity Index
	Long Futures Contracts
	Lean Hog	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Citi Commodities Curve Beta Enhanced Distributed Mono Index - WTI Crude Oil (Excess Return)
	Long Futures Contracts
	Crude Oil	100.00%
Citi Commodities Curve Beta Enhanced Extended Copper (Daily Rebalancing) Excess Return Index
	Long Futures Contracts
	Copper	100.00%
Enhanced Strategy AB42 on the S&P GSCI Soybeans Excess Return
	Long Futures Contracts
	Soybean	100.00%
Macquarie Single Commodity Soymeal type A Excess Return
	Long Futures Contracts
	Soybean Meal	100.00%
S&P GSCI Aluminum Dynamic Index Excess Return
	Long Futures Contracts
	Aluminum	100.00%

Abbreviations:
ESTRON	—Euro Short-Term Rate
EUR	—Euro
GBP	—British Pound Sterling
JPY	—Japanese Yen
SOFR	—Secured Overnight Financing Rate
SONIA	—Sterling Overnight Index Average
TONAR	—Tokyo Overnight Average Rate
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
March 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$—	$8,954,459	$—	$8,954,459
Money Market Funds	370,439,333	—	—	370,439,333
Options Purchased	3,819,435	—	—	3,819,435
Total Investments in Securities	374,258,768	8,954,459	—	383,213,227
Other Investments - Assets*
Futures Contracts	2,733,900	—	—	2,733,900
Swap Agreements	—	8,288,762	—	8,288,762
	2,733,900	8,288,762	—	11,022,662
Other Investments - Liabilities*
Futures Contracts	(12,780,937)	—	—	(12,780,937)
Swap Agreements	—	(2,961,822)	—	(2,961,822)
	(12,780,937)	(2,961,822)	—	(15,742,759)
Total Other Investments	(10,047,037)	5,326,940	—	(4,720,097)
Total Investments	$364,211,731	$14,281,399	$—	$378,493,130

*	Unrealized appreciation (depreciation).
Invesco V.I. Balanced-Risk Allocation Fund